UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 PIA Mutual Fund
                          1299 Ocean Avenue, Suite 210
                         Santa Monica, California 90401


                     Name and address of agent for service:

                              Joseph Lloyd McAdams
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                         Santa Monica, California 90401


                  Registrant's telephone number: (310) 393-1424


                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

                                 PIA MUTUAL FUND
                                  OCM GOLD FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (Unaudited)

    Shares                                                              Value
--------------                                                      -----------

          COMMON STOCKS                                    93.4%
          MAJOR GOLD PRODUCERS                             36.3%
  169,500 AngloGold Ashanti Ltd. ADR                                $ 6,017,250
   15,000 Barrick Gold Corp.                                            300,000
   15,000 Compania de Minas Buenaventura S.A.u. ADR                     340,800
   10,000 Freeport-McMoRan Copper & Gold, Inc.                          376,300
  270,000 Gold Fields Ltd. ADR                                        3,277,800
  175,000 Harmony Gold Mining Co. Ltd. ADR                            2,184,000
  275,000 Kinross Gold Corp. *                                        1,688,500
  179,994 Newmont Mining Corp.                                        7,989,934
  200,000 Placer Dome, Inc.                                           3,504,000
                                                                    -----------
                                                                     25,678,584
                                                                    -----------

          INTERMEDIATE/MID-TIER GOLD PRODUCERS             24.1%
  100,000 Agnico-Eagle Mines Ltd.                                     1,361,000
  350,000 Bema Gold Corp. *                                             929,721
  190,000 Cambior, Inc.*                                                571,900
   50,000 Durban Roodeport Deep Ltd. ADR *                               88,000
  125,000 Glamis Gold Ltd. *                                          2,080,000
  280,000 Goldcorp, Inc.                                              3,600,800
  425,000 IAMGOLD Corp.                                               3,200,250
   75,000 Meridian Gold, Inc. *                                         984,000
   50,000 Newcrest Mining Ltd.                                          526,093
  140,000 Randgold Resources Ltd. ADR *                               1,332,800
  350,000 Resolute Mining Ltd.*                                         301,532
  750,000 Wheaton River Minerals Ltd. *                               2,055,000
                                                                    -----------
                                                                     17,031,096
                                                                    -----------

          JUNIOR GOLD PRODUCERS                            13.2%
  325,000 Apollo Gold Corp. *                                           226,928
  175,000 Aurizon Mines Ltd. *                                          205,867
  108,695 Canyon Resources Corp. *                                      433,693
  400,000 Central Asia Gold Ltd.*                                       161,006
1,000,000 Claude Resources, Inc. *                                      948,695
  200,000 Crystallex International Corp.*                               560,000
  430,000 Eldorado Gold Corp. *                                       1,145,492
  150,000 Glencairn Gold Corp. *                                         56,922
  450,000 Golden Cycle Gold Corp. *                                   1,192,500
  284,000 Golden Star Resources Ltd. *                                1,304,038
  600,000 Guinor Gold Corp.*                                            473,588
  100,000 Kirkland Lake Gold, Inc.*                                     282,332
  100,000 Mexgold Resources, Inc.*?                                     182,149
   30,000 Miramar Mining Corp. *                                         29,599
  400,000 Northgate Minerals Corp. *                                    698,239
  500,000 Oxiana Ltd.*                                                  278,935
  500,000 Queenstake Resources Ltd. *                                   178,355
  150,000 River Gold Mines Ltd. *                                       244,763
  250,000 Sino Gold Ltd.*                                               335,428
  150,000 Yamana Gold, Inc.*                                            352,500
                                                                    -----------
                                                                      9,291,029
                                                                    -----------

          EXPLORATION AND DEVELOPMENT COMPANIES            11.4%
  200,000 Abacus Mining & Exploration Corp. *                            36,430
  200,000 Addwest Minerals International Ltd. *?                           --
   75,000 African Gold Group, Inc.*?                                     95,628
  137,875 Altius Minerals Corp.*                                        325,434
  150,000 Aquiline Resources, Inc.*                                      80,829
  319,500 Ascot Resources Ltd. *                                         84,870
  250,000 Beartooth Platinum Corp.*                                      26,563
  500,000 Birim Goldfields, Inc. *                                      212,508
  200,000 Bolivar Gold Corp.*                                           244,384
  300,000 Capstone Gold Corp.*                                          141,166
  174,800 Cardero Resource Corp. *                                      427,183
  250,000 Committee Bay Resources Ltd.*                                 261,840
  370,000 Continuum Resources Ltd.*                                      81,436
  300,000 Crowflight Minerals, Inc.*                                     39,845
  175,000 Desert Sun Mining Corp.*                                      172,662
  360,000 Erdene Gold, Inc. *                                           185,792
  146,000 Gateway Gold Corp.*                                           149,590
  500,000 Geodex Minerals Ltd.*                                          58,819
  175,000 Globestar Mining Corp.*                                        79,690
  200,000 Manhattan Minerals Corp. *                                     22,010
  250,000 Maximus Ventures Ltd. *                                        28,461
  106,500 Metallica Resources, Inc. *                                   117,202
  150,000 Mundoro Mining, Inc.*                                         193,534
  212,400 Nevsun Resources Ltd. *                                       673,825
  300,000 North American Gold, Inc.*                                    113,843
  300,333 Northern Lion Gold Corp.*                                     227,939
  500,000 Odyssey Resources Ltd. *                                       43,640
  150,000 Orezone Resources, Inc.*                                      153,689
  100,000 Palladon Ventures Ltd.*                                        29,599
  280,000 Platinum Group Metals Ltd.*                                   235,883
  187,500 Queenston Mining, Inc. *                                       81,113
  284,300 Radius Gold, Inc. *                                           213,613
  166,666 Red Back Mining, Inc.*                                        201,755
  300,000 Riddarhyttan Resources AB                                     207,646
  200,000 Sabina Resources Ltd.*                                        136,612
  390,750 Strongbow Exploration, Inc.*                                  148,281
3,000,000 Sub-Sahara Resources NL*                                      133,465
  207,700 Sunridge Gold Corp.*                                          315,270
  200,000 Vedron Gold, Inc.*                                             32,635
  130,000 Western Silver *                                            1,004,402
  250,000 Wolfden Resources, Inc. *                                     869,004
  250,000 X-Cal Resources Ltd.*                                         129,023
   11,880 Yilgarn Mining Ltd. *                                           1,342
                                                                    -----------
                                                                      8,018,455
                                                                    -----------

          OTHER                                             5.5%
  148,800 Central Fund of Canada Ltd., Class A                          831,792
  178,000 Endeavour Mining Capital Corp.                                385,018
   50,000 Gold Bullion Ltd.*                                          2,041,169
   40,000 Royal Gold, Inc.                                              616,800
                                                                    -----------
                                                                      3,874,779
                                                                    -----------

          PRIMARY SILVER PRODUCERS                          2.9%
  500,000 Chap Mercantile, Inc.*?#+                                     184,426
  197,100 Hecla Mining Co. *                                          1,178,658
   48,075 PAN American Silver Corp. *                                   708,209
                                                                    -----------
                                                                      2,071,293
                                                                    -----------

          TOTAL COMMON STOCKS (cost $40,659,220)                     65,965,236
                                                                    -----------


          WARRANTS                                          1.4%
   37,500 African Gold Group, Inc.*?                                       --
   68,937 Altius Minerals Corp.*?                                        58,075
   50,000 Apollo Gold Corp. *?                                             --
   50,000 Bema Gold Corp. *                                              72,101
   50,000 Bolivar Gold Corp.*                                            26,564
   81,301 Canyon Resources Corp.*?                                      188,618
   55,556 Canyon Resources Corp.*?                                      111,668
  100,000 Capstone Gold Corp.*?                                            --
   50,000 Cardero Resource Corp.*?                                       36,809
  250,000 Chap Mercantile, Inc.*?                                          --
   87,500 Desert Sun Mining Corp.*?                                        --
   89,000 Endeavour Mining Capital Corp.*?                                 --
  125,000 Geodex Minerals Ltd.*?                                           --
   75,000 Glencairn Gold Corp.*?                                           --
  175,000 Globestar Mining Corp.*?                                         --
  100,000 Manhattan Minerals Corp. *?                                      --
  250,000 Maximus Ventures Ltd. *?                                         --
   50,000 Mexgold Resources, Inc.*?                                        --
   15,000 Miramar Mining Corp.*?                                           --
   35,000 Nevsun Resources Ltd.*?                                          --
  150,000 North American Gold, Inc.*?                                      --
   66,666 Northern Lion Gold Corp.*?                                       --
  110,000 Northgate Minerals Corp. *                                     58,440
   24,038 PAN American Silver Corp. *                                   179,336
   50,000 Radius Explorations Ltd.*?                                       --
  100,000 Sabina Resources Ltd.*?                                        11,384
  100,000 Sunridge Gold Corp.*?                                            --
   37,500 Wheaton River Minerals Ltd. *                                  58,060
  112,500 Wheaton River Minerals Ltd. *                                 175,034
                                                                    -----------

          TOTAL WARRANTS (cost $110,472)                                976,089
                                                                    -----------

          PREFERRED STOCKS                                  0.6%
   10,000 Freeport-McMoRan Copper & Gold, Inc.*                         426,000
                                                                    -----------

          TOTAL PREFERRED STOCKS (cost $169,900)                        426,000
                                                                    -----------

  Principal
    Amount
--------------
              SHORT-TERM INVESTMENTS                        4.9%
  439,395 First American Treasury Obligations Fund                      439,395

3,040,000 U.S. Bank, N.A. repurchase agreement, 1.15%,
            dated 8/31/04, due 9/1/04, repurchase price
            $3,040,097 (collateralized by FHLMC
            Series 2682 YF, 2.99%, due 10/15/33)                      3,040,000
                                                                    -----------

              TOTAL SHORT-TERM INVESTMENTS (cost $3,479,395)          3,479,395
                                                                    -----------

              TOTAL INVESTMENTS (cost $44,418,987)        100.3%     70,846,720
              LIABILITIES LESS OTHER ASSETS               (0.3)%       (204,375)
                                                                    -----------
              NET ASSETS                                  100.0%   $ 70,642,345
                                                                   ============



*    Non-income producing security.
? Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
#    Affiliated company (see Note 3).
+ Security was purchased August 5, 2004 under Rule 144A of the Securities Act of 1933. As of August 31, 2004, the security had a cost of $152,172 and a value of $184,426 (0.3% of net assets).

                         SUMMARY OF INVESTMENTS BY COUNTRY
      ------------------------------------------------------------------------
                                                        PERCENT OF
      COUNTRY                      MARKET VALUE     INVESTMENT SECURITIES
      ------------------------------------------------------------------------

      Australia                     $ 3,778,970                 5.3%
      Canada                         35,592,702                50.2
      Cayman Islands                    385,018                 0.6
      Jersey                          1,332,800                 1.9
      Peru                              340,800                 0.5
      South Africa                   11,567,050                16.3
      Sweden                            207,646                 0.3
      United States(1)               17,641,734                24.9

      ------------------------------------------------------------------------
      TOTAL                         $70,846,720               100.0%
      ------------------------------------------------------------------------

      (1) Includes short-term securities


                     See notes to schedules of investments.

                                 PIA MUTUAL FUND
                    PIA SHORT-TERM GOVERNMENT SECURITIES FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)

   Principal
    Amount                                                             Value
----------------                                                    -----------

            ASSET-BACKED SECURITIES                         2.1%
$1,000,000  Conseco Finance Securitizations Corp.
              8.48%, due 12/1/30                                    $ 1,026,425
                                                                    -----------

            TOTAL ASSET-BACKED SECURITIES (cost $1,058,751)           1,026,425
                                                                    -----------

            MORTGAGE-BACKED SECURITIES                     31.3%
            PRIVATE                                         0.4%
  173,206   Prudential Home Mortgage Securities
              7.50%, due 3/25/08                                        176,794
                                                                    -----------

            U.S. GOVERNMENT AGENCIES                       30.9%
   95,199   FHLMC ARM Pool 755204
              3.336%, due 8/1/15*                                        98,360
   83,565   FHLMC ARM Pool 845113
              3.596%, due 2/1/22*                                        85,735
  120,617   FHLMC ARM Pool 635206
              4.104%, due 10/1/22*                                      122,543
   60,979   FHLMC ARM Pool 845755
              3.509%, due 6/1/23*                                        63,234
   32,788   FHLMC ARM Pool 609231
              3.476%, due 2/1/24*                                        34,266
1,976,350   FHLMC ARM Pool 785726
              3.481%, due 1/1/25*                                     2,035,168
1,117,841   FHLMC ARM Pool 1C0009
              3.113%, due 2/1/32*                                     1,128,879
1,440,977   FHLMC ARM Pool 180668
              3.984%, due 1/1/33*                                     1,447,065
  218,992   FHLMC Series 2504 L
              5.50%, due 3/15/15                                        219,896
  429,700   FNMA Pool 252500
              5.50%, due 6/1/06                                         437,635
  102,561   FNMA Pool 415842
              11.00%, due 1/1/13                                        114,193
  115,102   FNMA Series 2002-1 HA
              7.00%, due 7/25/20                                        115,599
  206,163   FNMA ARM Pool 555206
              3.425%, due 7/1/25*                                       209,092
1,136,264   FNMA ARM Pool 424953
              4.298%, due 7/1/27*                                     1,162,323
  798,214   FNMA ARM Pool 556438
              3.502%, due 3/1/28*                                       824,828

  806,799   FNMA ARM Pool 508399
              4.872%, due 6/1/29*                                       826,171
1,069,677   FNMA ARM Pool 562912
              4.298%, due 4/1/30*                                     1,094,120
  600,100   FNMA ARM Pool 556824
              4.072%, due 8/1/30*                                       627,441
  207,158   FNMA ARM Pool 551038
              4.349%, due 9/1/30*                                       216,050
  896,322   FNMA ARM Pool 670317
              3.654%, due 10/1/30*                                      920,697
  204,617   FNMA ARM Pool 592745
              5.55%, due 7/1/31*                                        211,726
  244,016   FNMA ARM Pool 597196
              5.111%, due 9/1/31*                                       251,232
  360,704   FNMA ARM Pool 610547
              5.305%, due 11/1/31*                                      370,492
  435,716   FNMA ARM Pool 629098
              4.912%, due 4/1/32*                                       446,021
  131,620   FNMA ARM Pool 656345
              4.127%, due 7/1/32*                                       136,119
  858,943   FNMA ARM Pool 670257
              4.308%, due 2/1/33*                                       881,511
   55,646   GNMA II ARM Pool 8871
              4.625%, due 11/20/21*                                      56,714
  329,983   GNMA II ARM Pool 8062
              4.625%, due 10/20/22*                                     335,040
  825,144   GNMA II ARM Pool 80011
              4.625%, due 11/20/26*                                     838,421
  183,362   GNMA II ARM Pool 80013
              4.625%, due 11/20/26*                                     187,118
  106,537   GNMA II ARM Pool 80021
              4.625%, due 12/20/26*                                     108,336
   56,322   GNMA II ARM Pool 80029
              3.375%, due 1/20/27*                                       56,750
  783,557   GNMA II ARM Pool 80094
              4.75%, due 7/20/27*                                       794,059
1,136,565   GNMA II ARM Pool 80104
              4.75%, due 8/20/27*                                     1,152,730
   54,445   GNMA II ARM Pool 80122
              4.625%, due 10/20/27*                                      55,327
  466,561   GNMA II ARM Pool 80154
              3.375%, due 1/20/28*                                      470,356
1,345,229   GNMA II ARM Pool 80331
              4.50%, due 10/20/29*                                    1,367,898
  296,537   GNMA II ARM Pool 80344
              4.00%, due 11/20/29*                                      299,616
                                                                    -----------
                                                                     14,787,511
                                                                    -----------

            TOTAL MORTGAGE-BACKED SECURITIES (cost $20,055,033)      14,964,305
                                                                    -----------

            U.S. GOVERNMENT AGENCIES AND
            INSTRUMENTALITIES                              19.6%

            U.S. GOVERNMENT AGENCIES                       13.0%
2,000,000   FHLB
              4.125%, due 1/14/05                                     2,017,256
1,500,000   FHLB
              2.875%, due 9/15/06                                     1,508,081
2,700,000   FNMA
              2.625%, due 11/15/06                                    2,696,004
                                                                    -----------
                                                                      6,221,341
                                                                    -----------


            U.S. TREASURY NOTES                             6.6%
3,000,000   U.S. Treasury Note
              5.75%, due 11/15/05                                     3,132,306
                                                                    -----------

            TOTAL U.S. GOVERNMENT AGENCIES AND
            INSTRUMENTALITIES (cost $9,295,887)                       9,353,647
                                                                    -----------


            SHORT-TERM INVESTMENTS                         36.0%

3,500,000   FHLB Discount Note
              Zero coupon bond to yield
              1.49%, due 9/10/04                                      3,498,714
1,400,000   FNMA Discount Note
              Zero coupon bond to yield
              1.49%, due 9/7/04                                       1,399,657
5,645,000   FNMA Discount Note
              Zero coupon bond to yield
              1.50%, due 9/8/04                                       5,643,375
2,500,000   FNMA Discount Note
              Zero coupon bond to yield
              1.54%, due 9/16/04                                      2,498,417
   80,280   First American Treasury Obligations Fund                     80,280
4,109,000   U.S. Bank, N.A. repurchase agreement, 1.15%,
              dated 8/31/04, due 9/1/04, repurchase price
              $4,109,131 (collateralized by FHLMC
              Series 2682 YF, 2.99%, due 10/15/33)                    4,109,000
                                                                    -----------

            TOTAL SHORT-TERM INVESTMENTS (cost $17,229,443)          17,229,443
                                                                    -----------

            TOTAL INVESTMENTS (cost $47,639,113)           89.0%     42,573,820
            Other Assets less Liabilities                  11.0%      5,244,172
                                                                    -----------
            NET ASSETS                                    100.0%    $47,817,992
                                                                    ===========


* Variable rate note. Rate shown reflects the rate in effect at August 31, 2004.


                     See notes to schedules of investments.

                                 PIA MUTUAL FUND
                           PIA TOTAL RETURN BOND FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)

  Principal
    Amount                                                             Value
---------------                                                     -----------

            ASSET-BACKED SECURITIES                         2.2%
$ 172,103   Aames Mortgage Trust
              5.97%, due 8/25/31*                                   $  175,155
  261,048   California Infrastructure PG&E-1
              6.42%, due 9/25/08                                       271,608
                                                                    -----------

            TOTAL ASSET-BACKED SECURITIES (cost $436,508)              446,763
                                                                    -----------

            CORPORATE BONDS & NOTES                        21.0%
            AEROSPACE / DEFENSE                             1.7%
  150,000   Boeing Capital Corp.
              5.75%, due 2/15/07                                        159,796
  160,000   Raytheon Co.
              6.75%, due 8/15/07                                        175,647
                                                                    -----------
                                                                        335,443
                                                                    -----------

            AUTO MANUFACTURERS                              0.8%
   65,000   DaimlerChrysler NA Holding Corp.
              8.50%, due 1/18/31                                         79,524
   70,000   Ford Motor Co.
              7.45%, due 7/16/31                                         68,835
                                                                    -----------
                                                                        148,359
                                                                    -----------

            BANKS                                           2.1%
  150,000   Bank of America Corp.
              4.75%, due 10/15/06                                       155,728
  270,000   Fremont General Corp.
              7.875%, due 3/17/09                                       268,650
                                                                    -----------
                                                                        424,378
                                                                    -----------

            COMPUTERS                                       1.1%
  180,000   IBM Corp.
              7.50%, due 6/15/13                                        216,413
                                                                    -----------

            DIVERSIFIED FINANCIAL SERVICES                  2.6%
  150,000   Citigroup, Inc.
              5.00%, due 3/6/07                                         157,311
  165,000   General Electric Capital Corp.
              5.875%, due 2/15/12                                       179,412
  170,000   Morgan Stanley
              6.60%, due 4/1/12                                         190,135
                                                                    -----------
                                                                        526,858
                                                                    -----------

            DIVERSIFIED MANUFACTURING                       1.1%
  200,000   Tyco International Group SA
             6.75%, due 2/15/11                                         223,797
                                                                    -----------

            ELECTRIC                                        0.5%
   90,000   Southern California Edison Co.
             6.65%, due 4/1/29                                           98,089
                                                                    -----------

            FOOD                                            0.4%
   75,000   Albertson's, Inc.
             7.45%, 8/1/29                                               85,197
                                                                    -----------

            MEDIA                                           1.3%
   85,000   Time Warner, Inc.
             7.625%, due 4/15/31                                         97,271
  150,000   Viacom, Inc.
             5.625%, due 5/1/07                                         158,998
                                                                    -----------
                                                                        256,269
                                                                    -----------

            MINING                                          0.9%
  160,000   Alcoa, Inc.
             6.50%, due 6/1/11                                          179,860
                                                                    -----------

            OIL & GAS                                       1.7%
  160,000   Anadarko Petroleum Corp.
             5.375%, due 3/1/07                                         168,696
  155,000   Conoco, Inc.
             6.95%, due 4/15/29                                         178,758
                                                                    -----------
                                                                        347,454
                                                                    -----------

            REAL ESTATE INVESTMENT TRUST                    2.4%
  200,000   EOP Operating LP
             7.00%, due 7/15/11                                         223,884
  205,000   Prologis Trust
             7.625%, due 7/1/17                                         246,307
                                                                    -----------
                                                                        470,191
                                                                    -----------

            RETAIL                                          1.2%
  200,000   Staples, Inc.
             7.375%, due 10/1/12                                        233,046
                                                                    -----------

            SAVINGS & LOANS                                 0.9%
  180,000   Washington Mutual, Inc.
             4.375%, due 1/15/08                                        184,741
                                                                    -----------

            TELECOMMUNICATIONS                              2.3%
   97,000   Comcast Cable Communications Holdings, Inc.
             8.375%, due 3/15/13                                        116,885
  150,000   Bellsouth Capital Funding
             7.875%, due 2/15/30                                        180,432
  130,000   Verizon Global Funding Corp.
             7.75%, due 12/1/30                                         154,424
                                                                    -----------
                                                                        451,741
                                                                    -----------

            TOTAL CORPORATE BONDS & NOTES (cost $4,000,178)           4,181,836
                                                                    -----------

            MORTGAGE-BACKED SECURITIES                     30.0%
            COLLATERALIZED MORTGAGE OBLIGATIONS             3.6%
   98,893   Blackrock Capital Financial L.P.
              1.89%, due 3/25/37* ++                                     99,154
  282,227   FDIC Remic Trust
              7.25%, due 5/25/26                                        282,404
   62,973   First Union Residential Securitization
              7.00%, due 4/25/25                                         62,958
  263,957   Merrill Lynch Mortgage Investors, Inc.
              7.03%, due 6/15/21*                                       274,302
                                                                    -----------
                                                                        718,818
                                                                    -----------

            U.S. GOVERNMENT MORTGAGE BACKED SECURITIES     26.4%
  858,525   FHLMC Pool B10834
              4.50%, due 11/1/18                                        860,594
  931,421   FHLMC Pool B11934
              4.50%, due 1/1/19                                         933,666
  550,000   FHLMC Pool G08004
              5.00%, due 8/1/34                                         546,290
   32,251   FHLMC Series 1387 S
              7.742%, due 10/15/07* +                                     1,499
  100,000   FHLMC Series 1704 E
              6.50%, due 3/15/09                                        105,609
   48,001   FHLMC Series 1424 S
              7.692%, due 11/15/22* +                                     6,448
  323,038   FNMA Pool 661705
              6.50%, due 8/1/32                                         340,446
  507,454   FNMA Pool 555285
              6.00%, due 3/1/33                                         526,564
1,241,629   FNMA Pool 748710
              5.50%, due 10/1/33                                      1,264,634
  593,252   FNMA Pool 778141
              5.00%, due 5/1/34                                         589,517
      537   FNMA Series 1992-12 SA
              11.49%, due 1/25/22*                                          601
   82,531   GNMA Pool 503603
              7.00%, due 4/15/29                                         88,317
                                                                    -----------
                                                                      5,264,185
                                                                    -----------

            TOTAL MORTGAGE-BACKED SECURITIES (cost $5,921,260)        5,983,003
                                                                    -----------

            U.S. GOVERNMENT AGENCIES AND
            INSTRUMENTALITIES                              41.0%

            U.S. GOVERNMENT AGENCIES                        3.1%
  600,000   FNMA
                4.625%, due 10/15/13                                    605,098
                                                                    -----------

            U.S. TREASURY BONDS                             5.2%
  982,000   U.S. Treasury Bond
                5.375%, due 2/15/31                                   1,045,831
                                                                    -----------

            U.S. TREASURY NOTES                            32.7%
  860,000   U.S. Treasury Note
                2.00%, due 5/15/06                                      856,641
2,450,000   U.S. Treasury Note
                3.125%, due 10/15/08                                  2,452,871
3,225,000   U.S. Treasury Note
                3.00%, due 2/15/09                                    3,199,555
                                                                    -----------
                                                                      6,509,067
                                                                    -----------

            TOTAL U.S. GOVERNMENT AGENCIES AND
            INSTRUMENTALITIES (cost $8,068,825)                       8,159,996
                                                                    -----------

            RIGHTS                                          0.0%

        1   Global Crossing North America, Inc.
                   Liquidating Trust ?                                    --
                                                                    -----------

            SHORT-TERM INVESTMENTS                          7.9%

  138,010   First American Treasury Obligations Fund                    138,010

1,438,000   U.S. Bank, N.A. repurchase agreement, 1.15%,
               dated 8/31/04, due 9/1/04, repurchase price
               $1,438,046 (collateralized by FHLMC
               Series 2682 YF, 2.99%, due 10/15/33)                   1,438,000
                                                                    -----------

            TOTAL SHORT-TERM INVESTMENTS (cost $1,576,010)            1,576,010
                                                                    -----------

            TOTAL INVESTMENTS (cost $20,002,781)          102.1%     20,347,608
            OTHER LIABILITIES LESS ASSETS                  (2.1)%      (424,248)
                                                                    -----------
            TOTAL NET ASSETS                              100.0%    $19,923,360
                                                                    ===========

*    Variable rate note. Rate shown reflects the rate in effect at August 31,
     2004.
? Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
+    Interest only security.
++ Security was purchased August 17, 1999 under Rule 144A of the Securities Act of 1933. As of August 31, 2004, the security had a cost of $94,814 and a value of $99,154 (0.5% of net assets).


                     See notes to schedules of investments.

                                 PIA MUTUAL FUND
                                PIA BBB BOND FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)


   Principal
    Amount                                                             Value
----------------                                                    -----------

            CORPORATE BONDS & NOTES                        93.9%

            AEROSPACE/DEFENSE                               3.2%
$ 402,000   Lockheed Martin Corp.
              7.75%, due 5/1/26                                     $   485,784
  315,000   Northrup Grumman Corp.
              7.75%, due 2/15/31                                        385,885
  312,000   Raytheon Co.
              8.30%, due 3/1/10                                         373,940
                                                                    -----------
                                                                      1,245,609
                                                                    -----------

            AUTO MANUFACTURERS                              4.2%
  975,000   DaimlerChrysler NA Holding Corp.
              7.30%, due 1/15/12                                      1,103,163
  618,000   Ford Motor Co.
              6.625%, due 10/1/28                                       562,233
                                                                    -----------
                                                                      1,665,396
                                                                    -----------

            AUTO PARTS & EQUIPMENT                          0.9%
  340,000   Delphi Corp.
              6.50%, due 5/1/09                                         362,907
                                                                    -----------

            BANKS                                           1.0%
  372,000   PNC Funding Corp.
              5.25%, due 11/15/15                                       377,481
                                                                    -----------

            BUILDING MATERIALS                              0.9%
  350,000   Masco Corp.
              6.75%, due 3/15/06                                        371,084
                                                                    -----------

            CHEMICALS                                       1.9%
  331,000   Eastman Chemical Co.
              7.00%, due 4/15/12                                        377,084
  305,000   Rohm & Haas Co.
              7.85%, due 7/15/29                                        386,995
                                                                    -----------
                                                                        764,079
                                                                    -----------

            COMMERCIAL SERVICES                             0.9%
  323,000   Cendant Corp.
              7.375%, due 1/15/13                                       374,062
                                                                    -----------

            CONSTRUCTION                                    1.0%
  390,000   Pulte Homes, Inc.
              6.375%, due 5/15/33                                       378,078
                                                                    -----------

            DIVERSIFIED FINANCIAL SERVICES                 14.8%
  349,000   Capital One Bank
              5.75%, due 9/15/10                                        371,196
1,344,000   Ford Motor Credit Co.
              6.50%, due 1/25/07                                      1,429,403
  934,000   Ford Motor Credit Co.
              7.375%, due 2/1/11                                      1,014,034
1,154,000   General Motors Acceptance Corp.
              6.15%, due 4/5/07                                       1,218,495
  720,000   General Motors Acceptance Corp.
              6.875%, due 9/15/11                                       754,853
  690,000   General Motors Acceptance Corp.
              8.00%, due 11/1/31                                        716,942
  295,000   MBNA Corp.
              7.50%, due 3/15/12                                        341,340
                                                                    -----------
                                                                      5,846,263
                                                                    -----------

            DIVERSIFIED MANUFACTURING                       1.0%
  350,000   Tyco International Group SA
              6.00%, due 11/15/13                                       375,395
                                                                    -----------

            ELECTRIC                                       11.1%
  338,000   American Electric Power Co., Inc.
              6.125%, due 5/15/06                                       356,110
  348,000   Cincinnati Gas & Electric Co.
              5.70%, due 9/15/12                                        368,168
  365,000   Constellation Energy Group
              7.60%, due 4/1/32                                         423,529
  376,000   Dominion Resources, Inc.
              8.125%, due 6/15/10                                       446,140
  300,000   DTE Energy Co.
              6.45%, due 6/1/06                                         316,815
  300,000   MidAmerican Energy Holdings Co.
              3.50%, due 5/15/08                                        295,972
  385,000   Pacific Gas & Electric
              6.05%, due 3/1/34                                         387,698
  335,000   Pepco Holdings, Inc.
              5.50%, due 8/15/07                                        350,354
  330,000   Progress Energy, Inc.
              7.10%, due 3/1/11                                         371,901
  288,000   PSEG Power LLC
              8.625%, due 4/15/31                                       365,443
  360,000   Southern California Edison Co.
              6.00%, due 1/15/34                                        372,712
  300,000   XCEL Energy, Inc.
              7.00%, due 12/1/10                                        339,240
                                                                    -----------
                                                                      4,394,082
                                                                    -----------

            ENVIRONMENTAL CONTROL                           1.0%
  314,000   Waste Management, Inc.
              7.75%, due 5/15/32                                        378,229
                                                                    -----------

            FOOD                                            5.9%
  427,000   Albertson's, Inc.
              7.45%, due 8/1/29                                         485,054
  345,000   Conagra Foods, Inc.
              6.00%, due 9/15/06                                        364,865
  350,000   General Mills, Inc.
              2.625%, due 10/24/06                                      345,938
  314,000   Kellogg Co.
              7.45%, due 4/1/31                                         384,995
  342,000   Kroger Co.
              6.20%, due 6/15/12                                        370,753
  337,000   Safeway, Inc.
             6.50%, due 3/1/11                                          368,955
                                                                    -----------
                                                                      2,320,560
                                                                    -----------

            FOREST PRODUCTS & PAPER                         3.3%
  330,000   International Paper Co.
              6.75%, due 9/1/11                                         366,914
  337,000   MeadWestvaco Corp.
              6.85%, due 4/1/12                                         373,506
  510,000   Weyerhaeuser Co.
              6.125%, due 3/15/07                                       546,411
                                                                    -----------
                                                                      1,286,831
                                                                    -----------

            INSURANCE                                       1.0%
  295,000   AXA
              8.60%, due 12/15/30                                       380,224
                                                                    -----------

            MEDIA                                           9.9%
  340,000   Clear Channel Communications, Inc.
              6.00%, due 11/1/06                                        358,688
1,057,000   Comcast Cable Communications, Inc.
              6.20%, due 11/15/08                                     1,145,925
  328,000   Cox Communications, Inc.
              7.125%, due 10/1/12                                       353,175
  302,000   Liberty Media Corp.
              8.50%, due 7/15/29                                        345,586
  275,000   News America, Inc.
              6.625%, due 1/9/08                                        301,062
  531,000   Time Warner, Inc.
              6.125%, due 4/15/06                                       558,352

  413,000   Time Warner, Inc.
              6.875%, due 6/15/18                                       453,410
  352,000   Walt Disney Co.
              6.75%, due 3/30/06                                        373,230
                                                                    -----------
                                                                      3,889,428
                                                                    -----------

            OIL & GAS                                       7.5%
  325,000   Anadarko Finance Co.
              6.75%, due 5/1/11                                         367,902
  325,000   Burlington Resources Finance Co.
              5.60%, due 12/1/06                                        342,756
  333,000   Devon Financing Corp., U.L.C.
              6.875%, due 9/30/11                                       376,265
  342,000   Marathon Oil Corp.
              6.80%, due 3/15/32                                        376,907
  286,000   Occidental Petroleum Corp.
              8.45%, due 2/15/29                                        380,451
  319,000   Transocean, Inc.
              7.50%, due 4/15/31                                        380,496
  325,000   Union Oil Co. of California
              7.35%, due 6/15/09                                        370,609
  319,000   Valero Energy Corp.
              7.50%, due 4/15/32                                        370,404
                                                                    -----------
                                                                      2,965,790
                                                                    -----------

            PIPELINES                                       0.8%
  300,000   Kinder Morgan, Inc.
              6.80%, due 3/1/08                                         329,037
                                                                    -----------

          PRINTING                                          0.9%
  375,000 Quebecor World Capital Corp.
            6.125%, due 11/15/13                                        370,402
                                                                    -----------

            REAL ESTATE                                     4.6%
  321,000   EOP Operating LP
              7.75%, due 11/15/07                                       360,252
  332,000   ERP Operating LP
              6.95%, due 3/2/11                                         374,698
  340,000   Healthcare Realty Trust
              8.125%, due 5/1/11                                        398,252
  300,000   Hospitality Properties
              6.75%, due 2/15/13                                        322,925
  337,000   Simon Property Group LP
              6.375%, due 11/15/07                                      365,833
                                                                    -----------
                                                                      1,821,960
                                                                    -----------

            RETAIL                                          2.2%
  445,000   Federated Department Stores, Inc.
              6.90%, due 4/1/29                                         486,692
  345,000   May Department Stores Co.
              7.90%, due 10/15/07                                       389,997
                                                                ---------------
                                                                        876,689
                                                                ---------------

            SAVINGS & LOANS                                 0.9%
  385,000   Washington Mutual, Inc.
              4.625%, due 4/1/14                                        368,589
                                                                ---------------

            TELECOMMUNICATIONS                             11.4%
  550,000   AT&T Wireless Services, Inc.
              7.875%, due 3/1/11                                        649,090
  511,000   British Telecom PLC
              8.375%, due 12/15/10*                                     616,381
  345,000   CenturyTel, Inc.
              8.375%, due 10/15/10                                      406,060
  739,000   Deutsche Telekom International Finance BV
              5.25%, due 7/22/13                                        753,093
  415,000   France Telecom SA
              8.75%, due 3/1/11*                                        495,591
  308,000   Koninklijke KPN NV
              8.00%, due 10/1/10                                        366,536
  320,000   Motorola, Inc.
              7.625%, due 11/15/10                                      372,966
  710,000   Sprint Capital Corp.
              7.625%, due 1/30/11                                       817,748
                                                                    -----------
                                                                      4,477,465
                                                                    -----------

            TRANSPORTATION                                  3.6%
  313,000   CSX Corp.
              7.95%, due 5/1/27                                         378,506
  310,000   FedEx Corp.
              3.50%, due 4/1/09                                         304,904
  350,000   Norfolk Southern Corp.
              7.35%, due 5/15/07                                        385,536
  375,000   Union Pacific Corp.
              3.625%, due 6/1/10                                        358,948
                                                                    -----------
                                                                      1,427,894
                                                                    -----------

            TOTAL CORPORATE BONDS & NOTES (cost $36,046,254)         37,047,534
                                                                    -----------

            U.S. GOVERNMENT INSTRUMENTALITIES               3.2%

            U.S. TREASURY NOTES                             3.2%
1,190,000   U.S. Treasury Note
              4.75%, due 5/15/14                                      1,249,268
                                                                    -----------

            TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
              (cost $1,208,605)                                       1,249,268
                                                                    -----------

            SHORT-TERM INVESTMENTS                          1.5%

    2,738   First American Treasury Obligations Fund                      2,738

  594,000   U.S. Bank, N.A. repurchase agreement, 1.15%,
              dated 8/31/04, due 9/1/04, repurchase price
              $594,019 (collateralized by FHLMC Series
              2682 YF, 2.99%, due 10/15/33)                             594,000
                                                                    -----------

          TOTAL SHORT-TERM INVESTMENTS (cost $596,738)                  596,738
                                                                    -----------

          TOTAL INVESTMENTS (cost $37,851,597)             98.6%     38,893,540
          OTHER ASSETS LESS LIABILITIES                     1.4%        558,529
                                                                    -----------
          TOTAL NET ASSETS                                100.0%    $39,452,069
                                                                    ===========


* Variable rate note. Rate shown reflects the rate in effect at August 31, 2004.



                     See notes to schedules of investments.

                                 PIA MUTUAL FUND
                                 PIA EQUITY FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)


   Shares                                                                Value
--------------                                                        ----------

                 COMMON STOCKS                             91.0%

                 AUTO PARTS & EQUIPMENT                     1.7%
     5,000       China Yuchai International Ltd.                      $   57,950
                                                                      ----------

                 BIOTECHNOLOGY                              3.4%
    18,600       CryoLife, Inc.*                                         115,134
                                                                      ----------

                 CHEMICALS                                  2.4%
     2,000       Cabot Corp.                                              79,680
                                                                      ----------

                 COAL                                       6.1%
     3,000       Arch Coal, Inc                                           96,690
     2,000       Peabody Energy Corp.                                    106,640
                                                                      ----------
                                                                         203,330
                                                                      ----------

                 COMMERCIAL SERVICES                        3.3%
     5,000       SOURCECORP, Inc.*                                       110,750
                                                                      ----------

                 COMPUTERS                                  1.9%
     8,500       Dot Hill Systems Corp.*                                  65,110
                                                                      ----------

                 DIVERSIFIED FINANCIAL SERVICES             2.4%
     5,000       Education Lending Group, Inc.*                           80,150
                                                                      ----------

                 ELECTRICAL COMPONENTS AND EQUIPMENT        6.9%
    15,000       GrafTech International Ltd.*                            159,900
     1,700       Hubbell, Inc.- Class B                                   73,355
                                                                      ----------
                                                                         233,255
                                                                      ----------

                 ENGINEERING                                3.6%
    10,000       McDermott International, Inc.*                          120,500
                                                                      ----------

                 ENTERTAINMENT                              7.7%
     3,000       Cedar Fair, L.P.                                         90,000
    10,000       Scientific Games Corp.*                                 170,300
                                                                      ----------
                                                                         260,300
                                                                      ----------

                 HEALTH CARE PRODUCTS                       1.3%
     6,000       North American Scientific, Inc. *                        44,340
                                                                      ----------

                 HOUSEHOLD PRODUCTS                         1.6%
     2,000       Helen of Troy Ltd.*                                      54,000
                                                                      ----------

                 INSTRUMENTS - PHARMACEUTICAL               3.5%
     3,000       Varian, Inc.*                                           117,960
                                                                      ----------

                 INTERNET                                   0.9%
    30,000       Verso Technologies, Inc.*                                29,100
                                                                      ----------

                 MACHINERY                                  2.6%
     2,000       The Stanley Works                                        86,520
                                                                      ----------

                 OIL & GAS                                  2.6%
     3,000       Maverick Tube Corp.*                                     88,860
                                                                      ----------

                 PHARMACEUTICALS                           11.9%
     4,000       Accredo Health, Inc.*                                    87,400
    10,000       Discovery Laboratories, Inc.*                            79,000
     5,000       NBTY, Inc.*                                             119,650
     3,000       Nektar Therapeutics*                                     38,220
     4,000       VCA Antech, Inc.*                                        76,640
                                                                      ----------
                                                                         400,910
                                                                      ----------

                 PHYSICAL THERAPY CENTERS                   1.6%
    10,000       HEALTHSOUTH Corp.*                                       54,750
                                                                      ----------

                 RETAIL                                    11.6%
     6,000       CKE Restaurants, Inc. *                                  71,820
     4,000       Jo-Ann Stores, Inc.*                                    106,400
     5,000       Pep Boys - Manny, Moe & Jack                             79,500
     5,000       Ryan's Family Steak Houses, Inc.*                        68,700
     2,000       Tuesday Morning Corp.*                                   62,160
                                                                      ----------
                                                                         388,580
                                                                      ----------

                 SEISMIC DATA COLLECTION                    2.9%
    10,000       Input/Output, Inc.*                                      98,400
                                                                      ----------

                 SOFTWARE                                   3.5%
    15,000       Chordiant Software, Inc.*                                41,700
    10,000       Sapient Corp.*                                           75,000
                                                                      ----------
                                                                         116,700
                                                                      ----------

                 TELECOMMUNICATIONS                         2.8%
    11,000       PTEK Holdings, Inc.*                                     94,270
                                                                      ----------

                 TRANSPORTATION                             4.8%
     7,000       Central Freight Lines, Inc.*                             46,760
     6,100       SCS Transportation, Inc.*                               113,216
                                                                      ----------
                                                                         159,976
                                                                      ----------
                 TOTAL COMMON STOCKS
                    (cost $3,293,616)                                  3,060,525
                                                                      ----------

  Principal
    Amount
--------------

            SHORT-TERM INVESTMENTS                          7.6%

      $670  First American Treasury Obligations Fund                         670

   254,000  U.S. Bank, N.A. repurchase agreement, 1.15%,
               dated 8/31/04, due 9/1/04, repurchase price
               $254,008 (collateralized by FHLMC Series
               2682 YF, 2.99%, due 10/15/33)                             254,000
                                                                      ----------

               TOTAL SHORT-TERM INVESTMENTS
                                     (cost $254,670)                     254,670
                                                                      ----------

               TOTAL INVESTMENTS
                                  (cost $3,548,286)        98.6%      3,315,195
               OTHER ASSETS LESS LIABILITIES                1.4%         46,894
                                                                     -----------
               NET ASSETS                                 100.0%     $ 3,362,089
                                                                     ===========


* Non-income producing security.



                     See notes to schedules of investments.

                                 PIA MUTUAL FUND
               NOTES TO SCHEDULES OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

     PIA Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of five portfolios: the OCM Gold Fund, the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund, the PIA BBB Bond Fund and the PIA Equity Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives.

     The investment objective for the OCM Gold Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals. The investment objective for the PIA Short-Term Government Securities Fund is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The investment objective for the PIA Total Return Bond Fund is to maximize total return through investing in bonds while minimizing risk as compared to the market. The investment objective for the PIA BBB Bond Fund is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor's Rating Group and the Baa category by Moody's Investors Services. The investment object for the PIA Equity Fund is long-term growth of capital.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments.

     SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

     REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All securities are held by the Funds' custodian.

     FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

                                 PIA MUTUAL FUND
         NOTES TO SCHEDULES OF INVESTMENTS - AUGUST 31, 2004 (CONTINUED)
                                   (UNAUDITED)




NOTE 3.  TRANSACTIONS WITH AFFILIATES

     The following is an analysis of transactions for the nine months ended August 31, 2004 in the OCM Gold Fund with "affiliated companies" as defined by the Investment Company Act of 1940:


                                                                             AMOUNT OF          AMOUNT OF GAIN
                                                                        DIVIDENDS CREDITED    (LOSS) REALIZED ON
                                                                            TO INCOME        SALE OF SHARES FOR
                                                                              FOR THE                 THE
                                      SHARE ACTIVITY                    NINE MONTHS ENDED      NINE MONTHS ENDED
                          -------------------------------------------    AUGUST 31, 2004        AUGUST 31, 2004
    SECURITY NAME        BALANCE    PURCHASES    SALES    BALANCE
                         11/30/03                         8/31/04
-----------------------------------------------------------------------------------------------------------------

Chap Merchantile, Inc.     --        500,000      --      500,000            --                     --








ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIA Mutual Fund

By:    /S/ JOSEPH LLOYD MCADAMS, JR.
       -------------------------------
       Joseph Lloyd McAdams, Jr.
       Chairman, President and Treasurer

Date:  OCTOBER 20, 2004






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ JOSEPH LLOYD MCADAMS, JR.
       -----------------------------
       Joseph Lloyd McAdams, Jr.
       Chairman, President and Treasurer

Date:  OCTOBER 20, 2004